UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 03/31/2009
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name: Adams Asset Advisors, LLC
Address: 8150 N. Central Expressway Suite M1120
Dallas, Texas 75206

Form 13F File Number: 028-12061

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name: Steven Adams
Title:   Manager/Owner
Phone: 214-360-7410

/s/ Steven Adams
April 27, 2009

Report Type (Check only one):
[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)




                        Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                      0
                                              -----------
Form 13F Information Table Entry Total:                92
                                              -----------
Form 13F Information Table Value Total:       $   367,647
                                              -----------
                                              (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


Adams Asset Advisors, LLC
FORM 13F
As of 03/31/09








		TITLE           MARKET                       VOTING
               OF              VALUE  	SHARES/  INVEST OTH  AUTHORITY
NAME OF ISSUER CLASS CUSIP     x$1000 	PRN AMT  DISCR  MNGR SOLE SHARED NONE
-------------- ---   --------- ------ 	-------- ------ ---- ---- ------ ----
3M Company	COM   88579Y101 2,932  58,980SH SOLE		       58,980
Aglres		COM   001204106	  915  34,498SH SOLE                   34,498
Alliance Res.	COM   01877r108	1,516  52,130SH	SOLE		       52,130
Altria Group    COM   02209S103 4,308 268,972SH SOLE                  268,972
Anadarko Pete	COM   032511107   539  13,865SH SOLE		       13,865
Ashland Inc.	COM   044209104   702  68,000SH SOLE		       68,000
BeBe Stores Inc.COM   075571109   678 101,710SH SOLE                  101,710
Boardwalk Pipe.	COM   096627104 2,282 101,885SH SOLE		      101,885
Buckeye Partner COM   118230101 1,531  42,934SH SOLE                   42,934
Caterpillar 	COM   149123101 2,036  72,831SH SOLE                   72,831
Charlotte Russe COM   161048103   334  41,000SH SOLE                   41,000
Chevron Corp	COM   166764100 6,227  92,609SH SOLE	               92,609
China Bak Batt  COM   16936Y100   244 142,710SH SOLE                  142,710
Cogent          COM   19239Y108   464  39,000SH SOLE                   39,000
ConocoPhillips  COM   20825C104 4,962 126,724SH SOLE                  126,724
Cooper Tire Rub COM   216831107   470 116,500SH SOLE                  116,500
Coventry Health COM   222862104   543  42,000SH SOLE                   42,000
Deluxe Corp	COM   248019101 1,538 159,805SH SOLE                  159,805
Dow Chemical	COM   260543103 1,478 175,419SH SOLE                  175,419
Dress Barn Inc. COM   261570105   537  43,700SH SOLE                   43,700
Eagle Rock      COM   26985r104 3,751 732,742SH SOLE                  732,742
Eastman Chem	COM   277432100 1,944  72,542SH SOLE                   72,542
El Paso Pipe.   COM   283702108   500  29,100SH SOLE                   29,100
Enbridge Energy COM   29250r106 1,057  35,340SH SOLE                   35,340
Energy Trans Eq COM   29273V100   316  15,000SH SOLE                   15,000
Enerplus Res	COM   29274D604	  675  41,283SH SOLE		       41,283
Energy Transfer COM   29273R109 1,251  33,924SH SOLE                   33,924
Exxon Mobil	COM   30231G102   770  11,315SH SOLE                   11,315
Finish Line Inc.COM   317923100 1,060 160,210SH SOLE                  160,210
Freeport McM.	COM   35671D857 4,844 127,114SH SOLE                  127,114
Freightcar Amer.COM   357023100   543  31,000SH SOLE                   31,000
General Elec	COM   369604103	2,976 294,433SH SOLE		      294,433
Genuine Parts	COM   372460105   491  16,460SH SOLE                   16,460
GlaxoSmithKlin  COM   37733W105 3,245 104,450SH SOLE                  104,450
H & E Equipment COM   404030108   320  49,005SH SOLE                   49,005
Harley David.	COM   412822108	1,074  80,270SH SOLE		       80,270
Hawaiian Elec.	COM   419870100	1,447 105,367SH SOLE		      105,367
Hershey Co.	COM   427866108	5,361 154,277SH SOLE		      154,277
Home Depot	COM   437076102	5,561 236,068SH SOLE		      236,068
Insteel Indust. COM   45774W108   240  34,600SH SOLE                   34,600
Intel Corp.     COM   458140100 5,075 337,684SH SOLE                  337,684
Ishares TR Dow  COM   464287739 5,956 233,969SH SOLE                  233,969
Johnson & John	COM   478160104 3,943  74,973SH SOLE                   74,973
KBR, Inc.       COM   48242W106   414  30,000SH SOLE                   30,000
Kenneth Cole    COM   193294105   286  44,855SH SOLE                   44,855
Kinder Morgan   COM   494550106 1,919  41,084SH SOLE                   41,084
Kraft Foods 	COM   50075N104 3,802 170,603SH SOLE		      170,603
Limited Brand	COM   532716107   752  86,495SH SOLE                   86,495
Magellan Mid.   COM   559080106 1,339  45,598SH SOLE                   45,598
Marathon Oil	COM   565849106 1,353  51,486SH SOLE                   51,486
Merck & Co.	COM   589331107 4,256 159,131SH SOLE                  159,131
Mesa Royalty TR COM   590660106   532  20,240SH SOLE                   20,240
Nicor Inc.	COM   654086107	1,029  30,991SH SOLE		       30,991
Nucor Corp.	COM   670346105	1,751  45,891SH SOLE		       45,891
Nustar          COM   67058h102 2,360  51,189SH SOLE                   51,189
Occidental Pet.	COM   674599105	172,316 3,096,435SH SOLE            3,096,435
Odyssey Healthc COM   67611V101   863  89,000SH SOLE                   89,000
Olin Corp	COM   680665205 2,174 152,382SH SOLE                  152,382
Paccar Inc	COM   693718108 2,556  99,237SH SOLE                   99,237
Patterson UTI   COM   703481101   209  23,350SH SOLE                   23,350
Penn VA         COM   707884102   670  58,781SH SOLE                   58,781
Penn West Ener. COM   707885109   888  93,652SH SOLE                   93,652
Pfizer		COM   717081103 5,012 368,050SH SOLE                  368,050
Philip Morris	COM   718172109	3,838 107,886SH SOLE		      107,886
Plains All Amer COM   726503105 1,411  38,392SH SOLE                   38,392
Polaris Ind.	COM   731068102 1,438  67,073SH SOLE                   67,073
Portland Gene	COM   736508847   386  22,000SH SOLE		       22,000
PPG Industries	COM   693506107 2,837  76,898SH SOLE                   76,898
Procter&Gamble  COM   742718109 1,682  35,728SH SOLE                   35,728
Rackable Sys.   COM   750077109   578 142,500SH SOLE                  142,500
Scana Corp 	COM   80589M102	1,099  35,600SH SOLE		       35,600
Fin. Sector SPDRCOM   81369Y605 3,024 343,257SH SOLE                  343,257
Southern Copper COM   84265V105 4,843 278,033SH SOLE                  278,033
SPDR Gold Share COM   78463V107 21,170 234,500SH SOLE                 234,500
Steven Madden   COM   556269108   751  40,000SH SOLE                   40,000
Suncor Energy   COM   867229106   366  16,500SH SOLE                   16,500
Sunoco Logist.  COM   86764L108 1,658  32,154SH SOLE                   32,154
Sun Cmntys Inc. COM   866674104 2,623 221,800SH SOLE                  221,800
T C Pipelines   COM   87233q108 1,881  63,249SH SOLE                   63,249
Telecom Corp NZ	COM   879278208	2,586 397,295SH SOLE		      397,295
Teppco Partners COM   872384102 1,134  50,072SH SOLE                   50,072
Trinity Indust. COM   896522109   229  25,163SH SOLE                   25,163
United Parcel	COM   911312106	1,474  29,948SH SOLE                   29,948
Universal Corp	COM   913456109 2,967  99,177SH SOLE                   99,177
Universal ForestCOM   913543104   923  34,700SH SOLE                   34,700
Valero Energy   COM   91913Y100 4,266 238,359SH SOLE                  238,359
Verizon Comm	COM   92343V104 6,343 210,048SH SOLE                  210,048
Viropharma Inc. COM   928241108   842 160,470SH SOLE                  160,470
Wal-Mart 	COM   931142103	2,531  48,585SH SOLE		       48,585
Western Refin.  COM   959319104   859  72,000SH SOLE                   72,000
Weyerhaeuser	COM   962166104	2,747  99,664SH SOLE		       99,664





REPORT SUMMARY:   92        367,647